UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 48.01%

Aircraft Parts & Auxiliary Equipment - 1.45%
1,900	Spirit Aerosystems Holdings, Inc. *	$ 26,106

Bottled & Canned Soft Drinks Carbonated Waters - 2.40%
1,400	Hansen Natural Corp. *	43,204

Cookies & Crackers - 1.59%
800	J&J Snack Food Corp.	28,720

Crude Petroleum & Natural Gas - 2.26%
800	Royal Dutch Shell Plc - B	40,688

Deep Sea Foreign Transportation - 0.93%
2,500	Excel Maritime Carriers Ltd. *	16,825

Fats & Oils - 0.74%
1,970	Zapata Corp. *	13,416

Fire, Marine & Casualty Insurance - 6.65%
125	Fairfax Financial Holdings Ltd. *	31,186
300	Odyssey RE Holdings Corp.	11,994
1,300	Safety Insurance Group	39,728
900	Travelers Companies, Inc.	36,936
		119,844
Hospital & Medical Service Plans - 1.95%
1,900	Wellcare Health Plans *	35,131

Industrial Instruments For Measurement, Display & Control - 1.57%
2,000	Cognex Corp.	28,260

Investment Advise - 6.48%
1,000	Cohen & Steers, Inc.	14,950
500	Franklin Resources, Inc.	36,005
2,700	Legg Mason, Inc.	65,826
		116,781
Meat Packing Plants - 2.80%
45	Seaboard Corp.	50,490

Miscellaneous Manufacturing Industries - 3.97%
1,700	Ceradyne, Inc. *	30,022
2,500	Hillenbrand, Inc.	41,600
		71,622
Petroleum Refining - 7.21%
1,100	Conoco Phillips	46,266
1,600	Marathon Oil Corp.	48,208
2,100	Valero Energy Corp.	35,469
		129,943
Primary Production of Aluminum - 1.00%
500	Kaiser Aluminum Corp.	17,955

Rolling Drawing & Extruding of Nonferrous Metals - 1.47%
1,500	RTI International Metals, Inc. *	26,505

Services-Commercial Physical & Biological Research - 0.51%
400	Pharmaceutical Product Development, Inc.	9,288

Services-Equipment Rental & Leasing, NEC - 4.56%
10,800	Genesis Lease Ltd.	46,548
123	Wesco Financial Corp.	35,793
		82,341
Water Transportation - 0.47%
200	Tidewater, Inc.	8,574

TOTAL FOR COMMON STOCKS (Cost $929,235) - 48.01%		$ 865,693

EXCHANGE TRADED FUNDS - 1.90%
1,600	iShares MSCI Taiwan Index Fund *	16,144
1,000	Powershares India Fund	18,110

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $35,174) - 1.90%		$ 34,254

SENIOR NOTES - 4.97%
3,000	CBS Corporation 6.75%, 3/27/2056	51,420
2,550	Pulte Homes 7.375%, 06/01/2046	38,250

TOTAL FOR SENIOR NOTES (Cost $81,050) - 4.97%		$ 89,670

PREFERRED STOCK - 12.66%
600	Chesapeake Energy Corporation 4.50%, 12/31/2049	38,400
900	Freeport McMoran Copper & Gold 6.75%, 5/10/2010	71,514
3,400	Goldman Sachs 2010 Preferred C 4.00%, 10/31/2010	58,480
2,000	Odyssey RE Holdings Float Preferred C 4.3925%, 10/20/2010	39,500
953	Odyssey RE Holdings Preferred A 8.125%, 10/20/2010	20,442

TOTAL PREFERRED STOCK (Cost $172,799) - 12.66%		$ 228,336

SHORT TERM INVESTMENTS - 32.51%
586,281	Fidelity Institutional Government Money Market Fund Class I 0.31% ** (Cost $586,281)	586,281

TOTAL INVESTMENTS (Cost $1,804,539) - 100.05%		$ 1,804,234

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(902)

NET ASSETS - 100.00%		$ 1,803,332

* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at June 30, 2009.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS

At June 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,804,539 amounted to $305, which consisted of aggregate gross unrealized appreciation of $171,969 and aggregate gross unrealized depreciation of $172,274.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,804,234	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 1,804,234	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date August 28, 2009